Note 5 - Going Concern (Details) (USD $)	0 Months Ended	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Loss	$ (81,452)	$ (11,704)	$ (1,010)	$ (81,452)